Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 620,639	$ 85,027	¥ 545,144
Bad debt provision	69,182	9,478	75,942
Net operating losses carried forward	1,561,051	213,863	1,565,134
Recorded cost relating to capitalized assets	3,406,425	466,678	3,527,191
Operating lease liabilities	81,807	11,208	94,062
Fixed assets depreciation	11,836	1,621	13,578
Valuation allowance	(5,604,755)	(767,848)	(5,686,869)
Deferred tax assets, net	146,185	20,027	134,182
Deferred tax liabilities:
Long term investment fair value change	40,842	5,595	40,944
Operating lease assets	81,807	11,208	94,062
Deferred tax liabilities, net	¥ 122,649	$ 16,803	¥ 135,006